UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56 Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-661-7022
Signature, Place and Date of Signing:

    James E. Buck, II  Greenwich, Connecticut February 1, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    146816

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN BK CONN WATERBURY COM COMMON STOCK     024327108     4044   129600 SH       SOLE                 129600        0        0
D AQUILA INC DEL CLASS A COM STK COMMON STOCK     03840J106      171    10000 SH       SOLE                  10000        0        0
D AVIRON SEE CUSIP 584699102     COMMON STOCK     053762100     6962   140000 SH       SOLE                 140000        0        0
D DIME BANCORP INC SEE CUSIP 939 COMMON STOCK     25429Q102    55852  1548000 SH       SOLE                1548000        0        0
D MITCHELL ENERGY & DEV CORP CL  COMMON STOCK     606592202    57937  1087000 SH       SOLE                1087000        0        0
D ULTRAMAR DIAMOND SHAMROCK CP   COMMON STOCK     904000106    19883   392100 SH       SOLE                 392100        0        0
D VALERO ENERGY CORP COMSTK      COMMON STOCK     91913Y100     1967    51600 SH       SOLE                  51600        0        0
S REPORT SUMMARY                 7 DATA RECORDS               146816        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED